Share Capital	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Share Capital
25.	SHARE CAPITAL

Holders of Class A Ordinary Shares and Class B Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 10 votes. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any transfer of Class B Ordinary Shares by a holder to any person or entity which is not an affiliate of such holder, such Class B Ordinary Shares will be automatically converted into an equal number of Class A Ordinary Shares.

In July 2012, the company repurchased 2,686,965 Class B ordinary shares from Sunrise at par value. Such shares were cancelled immediately.

In May 2013, the Company issued 5,282,100 Class A ordinary shares to the sellers of Fastweb and Tianwang and Yilong in settlement of the contingent purchase considerations. In October 2013, the Company issued 34,683,042 Class A ordinary shares to Esta Investments Pte Ltd (“Esta Investments”) for an aggregate cash consideration of RMB533,301 (US$88,095). In addition, Esta Investments purchased 5,316,960 Class A ordinary shares from the Company’s existing shareholders for a total cash consideration of RMB78,685 (US$12,998) which was paid to the selling shareholders through the Company.